FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income:
Interest on cash equivalents	$ 15	$ 88	$ 24
Gain and interest on available-for-sale marketable securities, net	320	386	528
Foreign currency translation adjustments, net	648
Interest on bank deposits		82	77
Expenses:
Interest on short-term credit and bank commissions	(219)		(68)
Foreign currency translation adjustments, net		(389)	(1,249)
Financial income, net	$ 764	$ 167	$ (688)